COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Note 15 — COMMITMENTS AND CONTINGENCIES

The Company leases its main office space under a non-cancelable operating lease agreement. The lease expired and was extended for one month in January 2017.The future rental payment for one month in 2017 is $19,039.

Total amount of unpaid tax liabilities was accrued without including potential penalties. Related information see Note 11.